[logo] PIONEER Investments(R)







December 2, 2016



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:  Pioneer Series Trust IV (the "Trust")
     (File Nos. 333-126384 and 811-21781)
     CIK No. 0001331854


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statements of additional information relating to Pioneer Classic Balanced Fund and Pioneer Multi-Asset Income Fund do not differ from those contained in Post-Effective Amendment No. 24 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on November 22, 2016 (Accession No. 0001331854-15-000035).

If you have any questions or comments concerning the foregoing certification, please contact me at (919) 397-0939.

Very truly yours,



/s/ Kathleen H. Alexander
-------------------------
Kathleen H. Alexander
Senior Legal Product Manager


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




                 "Member of the UniCredit S.p.A. banking group"